Commitments and Contingencies (Details) $ in Millions	8 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)
Commitments and Contingencies [Line Items]
Equity interest, percentage	51.00%	51.00%
Contingent consideration recognised as of acquisition date	$ 2.5	$ 2.5
Capital investment		2.1
Capital infusion	$ 2.1	$ 2.1
Sri Sai [Member]
Commitments and Contingencies [Line Items]
Equity interest, percentage	51.00%	51.00%
Capital investment	$ 2.0	$ 7.5